Pension and Other Postretirement Benefits, Pension Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	$ 1,759		$ 1,533
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Common and Preferred Stock [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	411		335
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Common and Preferred Stock [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	119		20
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member] | Corporate bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	133		127
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member] | Mortgage-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	17		15
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member] | Municipal bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	7		6
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member] | Foreign government issued bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	5		10
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member] | Asset-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	2		3
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	109	[1]	130
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	380	[1]	397
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	198		185
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Real Estate [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	59		50
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Hedge Funds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	73		40
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Private Equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	10
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Convertible Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	1		1
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | US Government Securities [Member] | Agency securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	102		42
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | US Government Securities [Member] | US Treasury securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	68		58
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	44		93
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | John Hancock GACs [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	6		5
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Metropolitan Life Insurance GIC [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	15		16
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	642		1,033
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Common and Preferred Stock [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	411		335
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Common and Preferred Stock [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	119		20
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member] | Corporate bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member] | Mortgage-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member] | Municipal bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member] | Foreign government issued bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member] | Asset-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]	130
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]	397
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Real Estate [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Hedge Funds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Private Equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Convertible Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | US Government Securities [Member] | Agency securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | US Government Securities [Member] | US Treasury securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	68		58
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	44		93
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | John Hancock GACs [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Metropolitan Life Insurance GIC [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	954		389
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Common and Preferred Stock [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Common and Preferred Stock [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member] | Corporate bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	133		127
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member] | Mortgage-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	17		15
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member] | Municipal bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	7		6
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member] | Foreign government issued bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	5		10
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member] | Asset-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	2		3
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	109	[1]	0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	380	[1]	0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	198		185
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Real Estate [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Hedge Funds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Private Equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Convertible Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	1		1
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | US Government Securities [Member] | Agency securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	102		42
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | US Government Securities [Member] | US Treasury securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | John Hancock GACs [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Metropolitan Life Insurance GIC [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	163		111
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Common and Preferred Stock [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Common and Preferred Stock [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member] | Corporate bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member] | Mortgage-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member] | Municipal bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member] | Foreign government issued bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member] | Asset-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]	0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]	0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Real Estate [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	59		50
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Hedge Funds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	73		40
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Private Equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	10
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Convertible Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | US Government Securities [Member] | Agency securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | US Government Securities [Member] | US Treasury securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | John Hancock GACs [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	6		5
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Metropolitan Life Insurance GIC [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	15		16
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	622		554
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Common and Preferred Stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	3		190
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	308		351
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | Domestic equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	31	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | International equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	128	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	144
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	8		13
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	11		203
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Common and Preferred Stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	3		190
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | Domestic equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | International equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	8		13
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	611		351
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Common and Preferred Stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	308		351
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | Domestic equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	31	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | International equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	128	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	144
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Common and Preferred Stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | Domestic equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | International equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	$ 0		$ 0

[1]	In 2012, we reclassified our commingled funds to conform with a presentation that considers the unit value of the commingled fund as a level 2 input. However, the fair value of the securities owned by the funds is based on observable quoted prices on active exchanges, which are level 1 inputs.